UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 169.5%
Long-Term Municipal Bonds - 169.5%
California - 154.7%
Assn Bay Area Govt CA Non-prof (Bijou Woods Apts) Series 01A 5.30%, 12/01/31	$2,735	$2,644,417
Banning CA Util Auth Wtr NPFGC-RE Series 05 5.25%, 11/01/30	1,850	1,725,421
Beaumont CA Fing Auth AMBAC Series C 5.00%, 9/01/26	755	659,130
Bellflower CA Redev Agy MFHR (Bellflower Terrace Apts) Series 02A 5.50%, 6/01/35	3,000	3,024,210
California Dept Wtr Res Pwr Series 02A 5.375%, 5/01/22 (Pre-refunded/ETM)	4,000	4,281,320
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A 5.25%, 7/01/21	1,465	1,570,846
California Ed Fac Auth (California Lutheran Univ) Series 04C 5.00%, 10/01/24	1,125	1,051,875
California Ed Fac Auth (Univ of The Pacific) 5.00%, 11/01/21	260	270,891
California GO
5.25%, 4/01/30 (Pre-refunded/ETM)	8,825	9,314,964
5.25%, 4/01/30	175	167,053
5.30%, 4/01/29 (Pre-refunded/ETM)	1,000	1,128,780
Series 03 5.25%, 2/01/24	1,500	1,506,945
California Hlth Fac Fin Auth (Cottage Healthcare Sys) NPFGC Series 03B 5.00%, 11/01/23	2,770	2,662,219
California Hlth Fac Fin Auth (Lucile Packard Children's Hosp) AMBAC Series 03C 5.00%, 8/15/22	3,295	3,360,043
California Hlth Fac Fin Auth (Sutter Health) Series 00A 6.25%, 8/15/35	5,000	5,059,950
California Infra & Eco Dev Bk (YMCA of Metro Los Angeles) AMBAC Series 01 5.25%, 2/01/32	6,295	5,494,654
California Pub Wks Brd (CA Lease Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	3,500	2,993,340

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (Bentley School) Zero Coupon, 7/01/50(a) 7.00%, 7/01/40(a)	$7,810 2,625	$192,673 2,157,225
California Statewide CDA (Kaiser Permanente) Series 02 5.50%, 11/01/32	4,000	3,721,760
Coast CA CCD GO AGM Series 06B 5.00%, 8/01/23-8/01/24(b)	6,000	6,123,616
Cucamonga CA SD COP Series 02 5.125%, 6/01/23	820	825,543
Fontana CA CFD #22 (Fontana CA CFD #22 Sierra Hills South) Series 04 5.85%, 9/01/25	2,000	1,878,600
Fontana CA Pub Fin Auth (North Fontana CA Redev Area) AMBAC Series 03A 5.50%, 9/01/32	4,800	4,119,936
Fullerton CA Redev Agy RADIAN 5.00%, 4/01/21	2,050	1,998,873
Golden St Tobacco Sec CA XLCA Series 03B 5.50%, 6/01/33 (Pre-refunded/ETM)	1,000	1,097,670
Grossmont-Cuyamaca CCD CA GO ASSURED GTY 5.00%, 8/01/22-8/01/23(b)	6,000	6,215,374
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc) AGM Series 04A 5.25%, 9/01/17	1,000	1,095,180
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool) AMBAC Series 04A 5.25%, 9/01/24	3,000	3,014,430
Loma Linda CA Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	500	432,220
Long Beach CA Bond Fin Auth (Aquarium of The Pacific) AMBAC Series 2001 5.00%, 11/01/26	1,565	1,357,888
Los Angeles CA CCD GO Series F-1 5.00%, 8/01/28	4,200	4,085,466
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill) Series 04L 5.00%, 3/01/18	1,000	965,000
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Grand Ctrl) AMBAC Series 02 5.375%, 12/01/26	6,635	6,634,668

	Principal Amount (000)	U.S. $ Value
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	$1,700	$1,693,931
Series A 5.00%, 5/15/27	1,440	1,424,088
Los Angeles CA Dept W&P Pwr NPFGC-RE Series 01A 5.125%, 7/01/41	7,750	7,410,782
Los Angeles CA Harbor Dept 5.00%, 8/01/26	5,550	5,572,866
Los Angeles CA USD GO NPFGC Series 02E 5.125%, 1/01/27 (Pre-refunded/ETM)	10,000	10,634,800
Los Angeles CA Wstwtr Sys 5.00%, 6/01/26	8,000	8,094,640
Norco CA Redev Agy (Norco CA Redev Agy Proj #1) Series 2010 5.875%, 3/01/32	420	383,355
6.00%, 3/01/36	325	291,743
Palo Alto CA Univ Ave AD Series 02A 5.875%, 9/02/30	8,020	7,377,277
Pomona CA COP AMBAC Series 03 5.50%, 6/01/34	1,640	1,534,253
Port of Oakland CA Series L 5.375%, 11/01/27 (Pre-refunded/ETM)	555	596,875
NPFGC-RE Series 2002L 5.375%, 11/01/27	4,445	4,085,622
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas) Series 2010A 5.75%, 9/01/24-9/01/25	530	510,837
6.00%, 9/01/30	370	347,319
Riverside CA CCD GO NPFGC Series C 5.00%, 8/01/25	455	462,562
Riverside Cnty CA PFA (Riverside Cnty CA Redev Proj) XLCA Series 04 5.00%, 10/01/23-10/01/24	2,860	2,486,297
Salinas Vly CA Solid Wst AMBAC Series 02 5.25%, 8/01/31	3,930	3,240,128
San Diego CA Pub Fac Fin Auth (San Diego CA Lease) Series 2010A 5.10%, 9/01/29	2,360	2,153,500
San Diego CA USD GO NPFGC Series 04E-1 5.00%, 7/01/23-7/01/24	2,000	2,112,880
San Francisco CA Arpt (San Francisco CA Intl Airport) NPFGC Series 02-28A 5.125%, 5/01/32	2,500	2,131,800
NPFGC-RE Series 03 5.125%, 5/01/19	1,000	1,027,100

	Principal Amount (000)	U.S. $ Value
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA) NPFGC Series 97 5.25%, 1/15/30	$5,000	$4,107,300
Southern CA Pub Pwr Auth 5.25%, 7/01/27	2,600	2,674,412
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr) Series 2010 PJ-1 5.00%, 7/01/27	2,525	2,510,911
Temecula CA Redev Agy NPFGC Series 02 5.25%, 8/01/36	6,270	4,995,623
Torrance CA COP (Torrance CA COP Pub Impt) AMBAC Series 04A 5.00%, 6/01/24	2,275	2,263,898
AMBAC Series 05B 5.00%, 6/01/24	665	661,755

		173,618,734

Nevada - 1.9%
Henderson NV LID # T-14 AGM Series A 5.00%, 3/01/18	2,070	2,101,195

Ohio - 0.4%
Columbiana Cnty Port Auth OH (Apex Environmental LLC) Series 04A 7.125%, 8/01/25	500	415,410

Puerto Rico - 12.5%
Puerto Rico Elec Pwr Auth XLCA Series 02-2 5.25%, 7/01/31 (Pre-refunded/ETM)	3,800	4,085,570
Puerto Rico GO Series 01A 5.50%, 7/01/19	500	514,895
Series 04A 5.25%, 7/01/19	900	920,799
Series 06A 5.25%, 7/01/22	500	479,615
Puerto Rico Govt Dev Bank Series 06B 5.00%, 12/01/15	500	512,455
Puerto Rico Hwy & Trnsp Auth Series 02D 5.375%, 7/01/36 (Pre-refunded/ETM)	6,450	6,863,187
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series N 5.50%, 7/01/22	700	699,965

		14,076,486

Total Investments - 169.5% (cost $198,052,029)(c)		190,211,825
Other assets less liabilities - (4.9)%		(5,427,640)
Preferred Shares at liquidation value - (64.6)%		(72,550,000)

Net Assets Applicable to Common Shareholders – 100.0%(d)		$112,234,185

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$13,500	12/15/11	1.828%	SIFMA	*	$(196,755)
Merrill Lynch	2,300	10/21/16	SIFMA *	4.128%		267,797
Merrill Lynch	3,000	8/9/26	4.063%	SIFMA	*	(290,344)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,208,309 and gross unrealized depreciation of investments was $(11,048,513), resulting in net unrealized depreciation of $(7,840,204).
(d)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2011, the Fund held 85.2% of net assets in insured bonds (of this amount 16.5% represents the Fund's holding in pre-refunded or escrowed to maturity bonds). 28.8% and 24.2% of the Fund's insured bonds were insured by AMBAC and NPFGC, respectively.

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ASSURED GTY	-	Assured Guaranty Ltd.
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$190,211,825	$—	$190,211,825

Total Investments in Securities	—	190,211,825	—	190,211,825
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	267,797	—	267,797
Liabilities
Interest Rate Swap Contracts	—	(487,099)	—	(487,099)

Total	$—	$189,992,523	$—	$189,992,523

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 25, 2011